Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 50.2%	Shares	Value
Advertising - 0.0% (a)
Omnicom Group, Inc.	38	$ 2,991

Aerospace/Defense - 1.2%
Boeing Co. (b)	101	21,830
Curtiss-Wright Corp.	5	3,620
FTAI Aviation Ltd.	14	2,884
General Dynamics Corp. (c)	30	11,503
General Electric Co.	140	50,410
HEICO Corp.	6	2,138
HEICO Corp. - Class A	10	2,573
Honeywell Aerospace, Inc. (b)	42	8,683
Howmet Aerospace, Inc.	53	14,960
L3Harris Technologies, Inc.	25	6,926
Lockheed Martin Corp. (c)	31	18,065
Northrop Grumman Corp.	19	10,307
Rocket Lab Corp. (b)(c)	72	4,676
RTX Corp.	180	38,740
TransDigm Group, Inc.	7	8,781
		206,096

Agriculture - 0.4%
Altria Group, Inc.	224	15,306
Archer-Daniels-Midland Co.	64	5,073
Bunge Global SA	18	1,912
Philip Morris International, Inc.	208	39,691
		61,982

Airlines - 0.1%
Delta Air Lines, Inc.	87	7,608
Southwest Airlines Co. (c)	59	2,653
United Airlines Holdings, Inc. (b)	43	5,217
		15,478

Apparel - 0.1%
Deckers Outdoor Corp. (b)	19	1,841
NIKE, Inc. - Class B	158	6,590
Ralph Lauren Corp.	5	1,902
Tapestry, Inc.	27	4,114
		14,447

Auto Manufacturers - 1.1%
Cummins, Inc.	18	11,416
Ford Motor Co.	524	7,692
General Motors Co.	121	10,752
PACCAR, Inc.	69	9,155
Rivian Automotive, Inc. - Class A (b)	109	1,659
Tesla, Inc. (b)	447	139,111
		179,785

Banks - 2.2%
Bank of America Corp.	833	51,604

Bank of New York Mellon Corp.	92	14,382
Citigroup, Inc.	234	30,993
Citizens Financial Group, Inc.	57	4,084
Fifth Third Bancorp	120	6,780
First Citizens BancShares, Inc. - Class A	1	2,187
Huntington Bancshares, Inc.	271	4,618
JPMorgan Chase & Co.	360	126,645
KeyCorp (c)	124	2,801
Morgan Stanley	163	34,299
Northern Trust Corp.	25	4,555
PNC Financial Services Group, Inc.	54	13,493
Regions Financial Corp.	115	3,559
State Street Corp.	37	6,814
Truist Financial Corp.	167	8,657
US Bancorp	201	12,665
Wells Fargo & Co.	413	35,704
		363,840

Beverages - 0.5%
Coca-Cola Co.	518	45,372
Constellation Brands, Inc. - Class A	20	2,605
Keurig Dr Pepper, Inc.	172	5,353
Monster Beverage Corp. (b)	93	8,963
PepsiCo, Inc.	183	25,539
		87,832

Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	18	3,699
Amgen, Inc.	72	27,732
Biogen, Inc. (b)(c)	20	4,059
Corteva, Inc.	90	7,084
Gilead Sciences, Inc.	166	21,615
Illumina, Inc. (b)	20	4,102
Incyte Corp. (b)	22	2,630
Insmed, Inc. (b)	29	2,859
Regeneron Pharmaceuticals, Inc.	13	9,914
Royalty Pharma PLC - Class A	52	3,038
United Therapeutics Corp. (b)	5	2,589
Vertex Pharmaceuticals, Inc. (b)	34	16,221
		105,542

Building Materials - 0.3%
Amrize Ltd. (c)	69	3,375
Carlisle Cos., Inc.	5	1,800
Carrier Global Corp.	104	6,428
CRH PLC	89	8,456
Johnson Controls International PLC (c)	82	12,026
Lennox International, Inc.	4	1,663
Martin Marietta Materials, Inc.	8	4,201
Trane Technologies PLC	30	13,648
Vulcan Materials Co.	17	4,566
		56,163

Chemicals - 0.4%
Air Products and Chemicals, Inc.	29	8,552
Dow, Inc.	96	2,908
DuPont de Nemours, Inc. (c)	18	2,512
Ecolab, Inc.	33	9,162

International Flavors & Fragrances, Inc. (c)	34	2,693
Linde PLC	62	29,659
LyondellBasell Industries NV - Class A	34	2,111
PPG Industries, Inc.	30	3,316
Qnity Electronics, Inc.	28	3,673
Sherwin-Williams Co.	31	10,566
		75,152

Commercial Services - 0.6%
Affirm Holdings, Inc. (b)(c)	34	2,431
Automatic Data Processing, Inc.	54	14,389
Block, Inc. (b)	71	5,768
Cintas Corp.	45	9,208
Corpay, Inc. (b)	9	3,439
Equifax, Inc.	16	2,762
Global Payments, Inc.	31	2,607
Mobility Global, Inc. (b)	40	815
Moody's Corp.	20	9,568
PayPal Holdings, Inc.	120	6,865
Quanta Services, Inc.	20	13,347
Rollins, Inc.	39	1,481
S&P Global, Inc.	40	16,477
Sunbelt Rentals Holdings, Inc.	55	3,956
Toast, Inc. - Class A (b)	64	2,065
United Rentals, Inc. (c)	8	8,634
Verisk Analytics, Inc.	18	3,507
		107,319

Computers - 4.7%
Accenture PLC - Class A	82	13,605
Amdocs Ltd.	14	780
Apple, Inc.	1,912	590,636
Cognizant Technology Solutions Corp. - Class A	64	3,542
Crowdstrike Holdings, Inc. - Class A (b)	132	25,194
Dell Technologies, Inc. - Class C	37	14,999
Everpure, Inc. - Class A (b)	42	3,241
Fortinet, Inc. (b)	83	13,442
Hewlett Packard Enterprise Co. (c)	177	8,478
HP, Inc.	122	3,327
International Business Machines Corp.	125	27,956
Leidos Holdings, Inc.	17	1,965
Lumentum Holdings, Inc. (b)	10	7,139
NetApp, Inc.	26	4,641
Sandisk Corp. (b)	18	21,867
Seagate Technology Holdings PLC	29	24,828
Super Micro Computer, Inc. (b)(c)	68	1,931
Western Digital Corp.	45	24,518
Zscaler, Inc. (b)	13	1,966
		794,055

Cosmetics/Personal Care - 0.4%
Colgate-Palmolive Co.	107	9,769
Estee Lauder Cos., Inc. - Class A	33	2,769
Kenvue, Inc.	256	4,926
Procter & Gamble Co.	311	44,936
		62,400

Distribution/Wholesale - 0.1%

Copart, Inc. (b)(c)	114	3,320
Fastenal Co.	153	7,300
Watsco, Inc. (c)	5	1,546
WW Grainger, Inc.	6	8,293
		20,459

Diversified Financial Services - 1.9%
AerCap Holdings NV (c)	21	3,169
American Express Co.	72	24,210
Ameriprise Financial, Inc.	12	6,550
Apollo Global Management, Inc.	57	7,159
Ares Management Corp. - Class A (c)	28	3,586
Blackrock, Inc.	21	22,898
Capital One Financial Corp.	83	17,348
Cboe Global Markets, Inc.	14	4,343
Charles Schwab Corp.	221	23,258
Circle Internet Group, Inc. (b)(c)	26	1,628
CME Group, Inc.	48	12,854
Coinbase Global, Inc. - Class A (b)	29	4,242
Interactive Brokers Group, Inc. - Class A	57	5,015
Intercontinental Exchange, Inc.	75	11,436
LPL Financial Holdings, Inc. (c)	11	3,891
Mastercard, Inc. - Class A	106	60,749
Nasdaq, Inc.	57	5,369
Raymond James Financial, Inc.	24	4,223
Rocket Cos., Inc. - Class A (b)(c)	123	1,587
SoFi Technologies, Inc. (b)(c)	169	2,756
Synchrony Financial (c)	46	3,486
T Rowe Price Group, Inc.	29	3,241
TPG, Inc. (c)	18	786
Tradeweb Markets, Inc. - Class A	16	1,608
Visa, Inc. - Class A	225	82,379
		317,771

Electric - 1.0%
Alliant Energy Corp. (c)	34	2,406
Ameren Corp.	37	4,056
American Electric Power Co., Inc. (c)	73	9,333
CenterPoint Energy, Inc.	87	3,657
CMS Energy Corp.	41	2,952
Consolidated Edison, Inc. (c)	48	5,225
Constellation Energy Corp.	39	10,247
Dominion Energy, Inc. (c)	118	8,162
DTE Energy Co.	28	3,972
Duke Energy Corp.	104	13,045
Edison International	52	3,815
Entergy Corp.	61	6,565
Evergy, Inc.	30	2,490
Eversource Energy	50	3,579
Exelon Corp.	137	6,277
FirstEnergy Corp. (c)	73	3,527
NextEra Energy, Inc.	279	24,251
NRG Energy, Inc.	28	3,760
PG&E Corp.	294	5,110
PPL Corp.	101	3,556
Public Service Enterprise Group, Inc.	67	5,138
Sempra	87	7,704
Southern Co.	147	13,897
Vistra Corp.	45	6,669

WEC Energy Group, Inc.	43	4,705
Xcel Energy, Inc. (c)	83	6,491
		170,589

Electrical Components & Equipment - 0.2%
AMETEK, Inc.	31	7,493
Eaton Corp. PLC (c)	52	21,590
		29,083

Electronics - 0.6%
Amphenol Corp. - Class A	162	26,033
Coherent Corp. (b)	25	6,572
Emerson Electric Co.	75	11,236
Flex Ltd. (b)	49	5,574
Fortive Corp.	41	2,428
Garmin Ltd.	20	5,875
Honeywell International, Inc.	43	10,330
Hubbell, Inc. (c)	7	3,308
Jabil, Inc.	14	4,411
Keysight Technologies, Inc. (b)	23	7,339
Mettler-Toledo International, Inc. (b)	3	4,249
TE Connectivity PLC	39	8,022
Trimble, Inc. (b)(c)	31	1,754
Woodward, Inc.	8	2,886
		100,017

Energy-Alternate Sources - 0.0% (a)
First Solar, Inc. (b)	14	2,954

Engineering & Construction - 0.1%
Comfort Systems USA, Inc.	5	8,648
EMCOR Group, Inc.	6	4,785
Jacobs Solutions, Inc.	16	2,159
MasTec, Inc. (b)	8	2,105
		17,697

Entertainment - 0.1%
DraftKings, Inc. - Class A (b)	64	1,503
Flutter Entertainment PLC (b)	19	1,985
Live Nation Entertainment, Inc. (b)(c)	21	3,657
TKO Group Holdings, Inc. (c)	9	1,636
Warner Music Group Corp. - Class A	18	467
		9,248

Environmental Control - 0.1%
Republic Services, Inc.	27	5,685
Veralto Corp.	32	3,013
Waste Management, Inc.	54	12,234
		20,932

Food - 0.2%
General Mills, Inc. (c)	71	2,538
Hershey Co.	20	3,501
Kraft Heinz Co. (c)	115	2,973
Kroger Co.	75	4,330
McCormick & Co., Inc.	34	1,731
Mondelez International, Inc. - Class A	171	10,655

Sysco Corp.	64	5,455
Tyson Foods, Inc. - Class A (c)	37	2,145
		33,328

Forest Products & Paper - 0.0% (a)
International Paper Co.	70	2,858

Gas - 0.0% (a)
Atmos Energy Corp.	22	3,801
NiSource, Inc.	64	2,844
		6,645

Healthcare-Products - 1.0%
Abbott Laboratories	232	24,522
Agilent Technologies, Inc.	38	5,258
Boston Scientific Corp. (b)	198	9,253
Cooper Cos., Inc. (b)	26	1,880
Danaher Corp.	84	16,378
Edwards Lifesciences Corp. (b)	76	6,541
GE HealthCare Technologies, Inc.	61	4,149
IDEXX Laboratories, Inc. (b)	11	6,150
Insulet Corp. (b)	9	1,488
Intuitive Surgical, Inc. (b)	47	16,607
Medline, Inc. - Class A (b)(c)	42	1,650
Medtronic PLC	172	14,687
Natera, Inc. (b)	18	4,820
ResMed, Inc. (c)	19	4,009
STERIS PLC	13	2,969
Stryker Corp.	46	14,982
Thermo Fisher Scientific, Inc.	50	28,715
Waters Corp. (b)(c)	13	4,905
West Pharmaceutical Services, Inc.	10	3,410
Zimmer Biomet Holdings, Inc.	26	2,442
		174,815

Healthcare-Services - 0.6%
Centene Corp. (b)	65	4,044
Cigna Group	35	9,767
Elevance Health, Inc.	29	10,899
HCA Healthcare, Inc.	21	8,454
Humana, Inc.	16	5,822
IQVIA Holdings, Inc. (b)	23	5,406
Labcorp Holdings, Inc.	11	3,401
Quest Diagnostics, Inc.	15	3,495
UnitedHealth Group, Inc.	121	50,143
		101,431
Home Builders - 0.1%
DR Horton, Inc.	34	4,864
Lennar Corp. - Class A	28	2,306
Lennar Corp. - Class B	1	80
PulteGroup, Inc.	25	3,162
		10,412

Household Products/Wares - 0.0% (a)
Church & Dwight Co., Inc.	32	3,162
Kimberly-Clark Corp. (c)	44	4,809
		7,971

Insurance - 1.4%
Aflac, Inc.	62	7,904
Allstate Corp.	35	9,243
American International Group, Inc.	72	5,658
Aon PLC - Class A	26	9,374
Arch Capital Group Ltd. (b)	46	4,624
Arthur J Gallagher & Co.	34	8,480
Berkshire Hathaway, Inc. - Class B (b)	185	94,635
Brown & Brown, Inc. (c)	39	2,746
Chubb Ltd.	49	17,183
Cincinnati Financial Corp.	20	3,554
Everest Group Ltd.	5	1,871
Hartford Insurance Group, Inc.	37	5,251
Loews Corp.	23	2,668
Markel Group, Inc. (b)	2	3,765
Marsh & McLennan Cos., Inc.	65	12,330
MetLife, Inc.	73	7,017
Principal Financial Group, Inc.	29	3,297
Progressive Corp.	78	16,491
Prudential Financial, Inc.	47	5,738
Travelers Cos., Inc.	29	10,856
W R Berkley Corp.	40	2,901
Willis Towers Watson PLC	13	4,367
		239,953

Internet - 7.3%
Airbnb, Inc. - Class A (b)	55	8,334
Alphabet, Inc. - Class A	778	277,069
Alphabet, Inc. - Class C	677	241,452
Amazon.com, Inc. (b)	1,283	348,437
AppLovin Corp. - Class A (b)	34	13,461
Booking Holdings, Inc.	105	20,254
CDW Corp. (c)	17	2,513
Coupang, Inc. (b)	152	2,485
DoorDash, Inc. - Class A (b)	46	9,023
eBay, Inc.	60	6,841
Expedia Group, Inc.	16	4,716
MercadoLibre, Inc. (b)	6	11,268
Meta Platforms, Inc. - Class A	293	163,116
Netflix, Inc. (b)	565	40,516
Palo Alto Networks, Inc. (b)	108	35,838
Reddit, Inc. - Class A (b)	17	2,391
Robinhood Markets, Inc. - Class A (b)	101	8,742
Spotify Technology SA (b)	21	10,499
Uber Technologies, Inc. (b)	266	18,716
VeriSign, Inc.	11	3,190
		1,228,861

Iron/Steel - 0.1%
Nucor Corp.	30	7,719
Reliance, Inc.	7	2,843
Steel Dynamics, Inc. (c)	18	4,522
		15,084

Leisure Time - 0.1%
Amer Sports, Inc. (b)	24	852
Carnival Corp. Ltd.	148	4,116
Royal Caribbean Cruises Ltd.	33	10,504
Viking Holdings Ltd. (b)	17	1,774

		17,246

Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	30	9,615
Las Vegas Sands Corp.	43	2,102
Marriott International, Inc. - Class A	31	11,558
		23,275

Machinery-Construction & Mining - 0.6%
Bloom Energy Corp. - Class A (b)	36	7,409
Caterpillar, Inc. (c)	63	51,333
GE Vernova, Inc.	36	35,651
Vertiv Holdings Co. - Class A	46	11,112
		105,505

Machinery-Diversified - 0.3%
Deere & Co. (c)	33	19,558
Dover Corp.	18	3,683
Ingersoll Rand, Inc.	52	4,336
Otis Worldwide Corp.	52	3,741
Rockwell Automation, Inc.	15	7,201
Symbotic, Inc. (b)	9	388
Westinghouse Air Brake Technologies Corp.	23	6,690
Xylem, Inc.	32	3,743
		49,340

Media - 0.3%
Charter Communications, Inc. - Class A (b)(c)	11	1,595
Comcast Corp. - Class A	477	11,429
EchoStar Corp. - Class A (b)	16	1,345
Fox Corp. - Class A (c)	27	1,572
Fox Corp. - Class B	19	987
Walt Disney Co.	237	22,797
Warner Bros Discovery, Inc. (b)	304	7,995
		47,720

Mining - 0.2%
Anglogold Ashanti PLC	67	5,314
Freeport-McMoRan, Inc.	191	11,962
Newmont Corp.	146	13,682
Royal Gold, Inc.	11	2,182
Southern Copper Corp.	12	2,215
		35,355

Miscellaneous Manufacturing - 0.3%
3M Co.	70	12,340
Axon Enterprise, Inc. (b)	10	5,278
Fabrinet (b)	5	2,177
Illinois Tool Works, Inc.	38	10,904
Parker-Hannifin Corp.	17	16,601
Teledyne Technologies, Inc. (b)	6	3,933
		51,233

Oil & Gas - 1.4%
Chevron Corp.	250	49,207
ConocoPhillips	163	19,638
Devon Energy Corp.	148	6,679

Diamondback Energy, Inc.	24	4,871
EOG Resources, Inc.	72	10,706
EQT Corp.	83	4,423
Expand Energy Corp.	29	2,727
ExxonMobil Holdings Corp.	557	86,580
Marathon Petroleum Corp.	39	12,342
Occidental Petroleum Corp.	103	5,878
Phillips 66	54	11,431
Texas Pacific Land Corp.	8	3,221
Valero Energy Corp.	40	12,516
		230,219

Oil & Gas Services - 0.2%
Baker Hughes Co.	132	7,985
Halliburton Co.	112	3,612
SLB Ltd.	200	9,918
TechnipFMC PLC	53	3,798
		25,313

Packaging & Containers - 0.1%
Amcor PLC	62	2,783
Packaging Corp. of America	12	2,950
Smurfit Westrock PLC (c)	69	3,172
		8,905

Pharmaceuticals - 2.4%
AbbVie, Inc.	237	59,473
Becton Dickinson & Co. (c)	38	6,293
Bristol-Myers Squibb Co.	272	17,764
Cardinal Health, Inc.	31	7,131
Cencora, Inc.	23	7,161
CVS Health Corp.	170	17,753
Dexcom, Inc. (b)	51	4,256
Eli Lilly & Co.	113	129,819
Johnson & Johnson	322	82,545
McKesson Corp.	16	13,699
Merck & Co., Inc.	331	43,096
Pfizer, Inc.	761	19,033
Zoetis, Inc.	56	4,328
		412,351

Pipelines - 0.3%
Cheniere Energy, Inc.	28	7,380
Kinder Morgan, Inc.	260	8,367
ONEOK, Inc.	84	7,628
Targa Resources Corp.	28	7,570
Venture Global, Inc. - Class A	69	923
Williams Cos., Inc.	163	11,661
		43,529

Private Equity - 0.1%
Blackstone, Inc.	99	12,647
Carlyle Group, Inc.	30	1,381
KKR & Co., Inc.	91	9,230
		23,258

Real Estate - 0.0% (a)
CBRE Group, Inc. - Class A (b)	39	5,725

CoStar Group, Inc. (b)	55	1,582
		7,307

Retail - 2.0%
AutoZone, Inc. (b)	2	6,032
Carvana Co. (b)	90	5,612
Casey's General Stores, Inc.	5	4,355
Chipotle Mexican Grill, Inc. (b)	173	6,439
Costco Wholesale Corp.	59	56,162
Darden Restaurants, Inc.	15	3,054
Dollar General Corp.	29	3,684
Dollar Tree, Inc. (b)	25	3,180
Ferguson Enterprises, Inc.	25	5,858
Genuine Parts Co.	18	2,239
Home Depot, Inc.	133	44,151
Lowe's Cos., Inc.	75	15,586
Lululemon Athletica, Inc. (b)	13	1,545
McDonald's Corp.	95	25,711
O'Reilly Automotive, Inc. (b)	112	10,007
Ross Stores, Inc.	42	10,545
Starbucks Corp. (c)	150	15,788
Target Corp.	61	8,814
TJX Cos., Inc.	148	23,286
Tractor Supply Co.	70	2,154
Ulta Beauty, Inc. (b)	6	3,077
Walmart, Inc.	580	64,496
Williams-Sonoma, Inc.	15	3,430
Yum! Brands, Inc.	37	5,671
		330,876

Semiconductors - 8.5%
Advanced Micro Devices, Inc. (b)	217	103,325
Analog Devices, Inc. (c)	65	23,882
Applied Materials, Inc.	106	53,813
Astera Labs, Inc. (b)	18	5,602
Broadcom, Inc.	621	241,743
Credo Technology Group Holding Ltd. (b)	22	4,554
Entegris, Inc.	20	2,381
GLOBALFOUNDRIES, Inc.	10	500
Intel Corp. (b)	591	53,308
KLA Corp.	180	32,908
Lam Research Corp.	167	48,934
Marvell Technology, Inc.	117	21,944
Microchip Technology, Inc.	71	5,275
Micron Technology, Inc.	151	124,278
Monolithic Power Systems, Inc.	6	8,556
NVIDIA Corp.	3,123	626,942
NXP Semiconductors NV	34	7,791
ON Semiconductor Corp. (b)	53	4,325
QUALCOMM, Inc.	143	21,108
Teradyne, Inc.	21	7,721
Texas Instruments, Inc.	121	33,365
		1,432,255

Software - 4.3%
Adobe, Inc. (b)	54	13,522
Atlassian Corp. - Class A (b)	23	2,323
Autodesk, Inc. (b)	28	6,558
Broadridge Financial Solutions, Inc.	16	2,463

Cadence Design Systems, Inc. (b)	37	12,581
Cloudflare, Inc. - Class A (b)	42	11,717
CoreWeave, Inc. - Class A (b)	34	2,440
Datadog, Inc. - Class A (b)	43	11,523
Electronic Arts, Inc.	30	6,296
Fair Isaac Corp. (b)	3	3,369
Fiserv, Inc. (b)	71	3,830
Intuit, Inc.	36	11,378
Microsoft Corp.	980	455,426
MongoDB, Inc. (b)	10	3,375
MSCI, Inc.	9	5,150
Oracle Corp.	225	29,221
Palantir Technologies, Inc. - Class A (b)	284	34,949
Paychex, Inc.	43	5,024
PTC, Inc. (b)	16	2,195
ROBLOX Corp. - Class A (b)	84	2,990
Roper Technologies, Inc.	14	5,488
Salesforce, Inc.	120	22,082
Samsara, Inc. - Class A (b)	43	1,603
ServiceNow, Inc. (b)	140	15,572
Snowflake, Inc. (b)	45	13,198
SS&C Technologies Holdings, Inc.	28	2,157
Strategy, Inc. - Class A (b)(c)g	44	4,104
Synopsys, Inc. (b)	25	9,719
Take-Two Interactive Software, Inc. (b)	23	5,587
Tyler Technologies, Inc. (b)	6	1,858
Veeva Systems, Inc. - Class A (b)	20	4,076
Workday, Inc. - Class A (b)	28	4,490
Zoom Communications, Inc. (b)	36	3,458
		719,722

Telecommunications - 1.1%
Arista Networks, Inc. (b)	138	24,888
AST SpaceMobile, Inc. (b)(c)	32	1,887
AT&T, Inc.	934	21,715
Ciena Corp. (b)	19	7,164
Cisco Systems, Inc.	529	61,359
Corning, Inc.	104	14,378
Motorola Solutions, Inc.	22	9,586
T-Mobile US, Inc.	63	10,881
Ubiquiti, Inc.	1	557
Verizon Communications, Inc.	565	26,448
		178,863

Transportation - 0.5%
CSX Corp.	248	12,499
Expeditors International of Washington, Inc.	18	3,022
FedEx Corp.	29	8,915
Fedex Freight Holding Co., Inc. (b)	14	1,967
JB Hunt Transport Services, Inc.	10	2,718
Norfolk Southern Corp.	30	10,064
Old Dominion Freight Line, Inc.	24	5,091
Union Pacific Corp.	79	23,078
United Parcel Service, Inc. - Class B	100	10,422
XPO, Inc. (b)	15	3,015
		80,791

Water - 0.0% (a)
American Water Works Co., Inc.	26	3,488

TOTAL COMMON STOCKS (Cost $7,153,258)			8,469,741

REAL ESTATE INVESTMENT TRUSTS - 0.8%	Shares		Value
REITS - 0.8%
American Tower Corp.	62		10,748
AvalonBay Communities, Inc.	19		3,527
Crown Castle, Inc.	58		4,425
Digital Realty Trust, Inc.	46		8,672
Equinix, Inc.	13		13,251
Equity Residential	46		3,057
Essex Property Trust, Inc.	9		2,557
Extra Space Storage, Inc.	28		4,145
Invitation Homes, Inc.	80		2,378
Iron Mountain, Inc.	39		4,770
Mid-America Apartment Communities, Inc.	16		2,117
Prologis, Inc. (c)	124		17,932
Public Storage	21		6,807
Realty Income Corp.	125		7,984
SBA Communications Corp.	14		2,534
Simon Property Group, Inc.	43		9,863
Sun Communities, Inc.	16		1,976
Ventas, Inc. (c)	63		5,891
VICI Properties, Inc. (c)	143		3,768
Welltower, Inc.	93		21,803
Weyerhaeuser Co.	96		2,403
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $126,740)			140,608

RIGHTS - 0.0% (a)	Shares		Value
Diversified Financial Services - 0.0% (a)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (b)	25		0(d)
TOTAL RIGHTS (Cost $0)			0(d)

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 48.5%	Par		Value
3.62%, 08/27/2026 (e)(f)	8,200,000		8,180,323
TOTAL U.S. TREASURY BILLS (Cost $8,178,612)			8,180,323

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (g)	351,403		351,403
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $351,403)			351,403

TOTAL INVESTMENTS - 101.6% (Cost $15,810,013)			17,142,075
Money Market Deposit Account - 0.8% (h)			138,034
Liabilities in Excess of Other Assets - (2.4)%		(0.02416)	(407,596)
TOTAL NET ASSETS - 100.0%			$ 16,872,513

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $344,658.
(d)	Rounds to zero.
(e)	The rate shown is the annualized yield as of July 31, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options.
(g)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Put Options - (0.0)% (a)
S&P 500 Mini Index, Expiration: 08/03/2026; Exercise Price: $734.00 (b)(c)	$ (16,851,825)	(225)	$ (4,050)
TOTAL WRITTEN OPTIONS (Premiums received $1,699)			$ (4,050)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Innovator Equity Premium Income - Daily PutWrite ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 8,469,741	$ –	$ –	$ 8,469,741
Real Estate Investment Trusts	140,608	–	–	140,608
Rights	–	0(a)	–	0(a)
U.S. Treasury Bills	8,180,323	–	–	8,180,323
Investments Purchased with Proceeds from Securities Lending (b)	–	–	–	351,403
Total Investments	$ 16,790,672	$ 0(a)	$ –	$ 17,142,075

Liabilities:
Investments:
Written Options	$ (4,050)	$ –	$ –	$ (4,050)
Total Investments	$ (4,050)	$ –	$ –	$ (4,050)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Rounds to zero.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2026
(% of Net Assets)
Common Stocks	$ 8,469,741	50.2%
Real Estate Investment Trusts	140,608	0.8
Rights	0	0.0 (a)
Written Options	(4,050)	0.0 (a)
U.S. Treasury Bills	8,180,323	48.5
Investments Purchased with Proceeds from Securities Lending	351,403	2.1
Money Market Deposit Account	138,034	0.8
Liabilities in Excess of Other Assets	(403,546)	(2.4)
	$ 16,872,513	100.0%

(a)	Represents less than 0.05% of net assets.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of October 31, 2025	$ 0
Ending balance as of July 31, 2026	$ 0(a
$0
Change in unrealized appreciation/depreciation still held as of July 31, 2026	$ 0(a
(a) Rounds to zero.